Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events
Note 11 - Subsequent Events

Note 11 - Subsequent Events

The Company has analyzed its operations subsequent to September 30, 2021 through the date these financial statements were issued, and has determined that it does not have any material subsequent events to disclose other than those below.

Subsequent to September 30, 2021, the Company issued 400,000 common shares for proceeds of $115,200.

Note 8 - Subsequent Events

The Company has analyzed its operations subsequent to December 31, 2020 through the date these financial statements were issued, and has determined that it does not have any material subsequent events to disclose other than those below.

On January 25, 2021, we issued 380,952 common shares for an aggregate purchase price of $160,000 and issued 1,375,779 common shares as part of a purchase agreement.